Investments in Associates (Details) - Schedule of investments in associated companies equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Star Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Sina SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Silver Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Golden Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%